Physical Delivery Contracts and Gas Derivatives	9 Months Ended	12 Months Ended
	Sep. 30, 2011	Dec. 31, 2010
Physical Delivery Contracts and Gas Derivatives
Physical Delivery Contracts and Gas Derivatives

Note 11 — Physical Delivery Contracts and Gas Derivatives

The Company has historically used commodity-based derivative contracts to manage exposures to commodity price on certain of its gas production.  The Company does not hold or issue derivative financial instruments for speculative or trading purposes.  Nytis LLC also enters into gas physical delivery contracts to effectively provide gas price hedges.  Because these contracts are not expected to be net cash settled, they are considered to be normal sales contracts and not derivatives.  Therefore, these contracts are not recorded at fair value in the consolidated financial statements.

The Company has fixed price contracts requiring physical deliveries for approximately 90 Mcf per day for an average sales price of $5.26 per Mcf, which are on a month-to-month basis.

At September 30, 2011, other than the above mentioned contracts, the Company’s other gas sales contracts approximate index prices.

The Company’s swap agreements as of September 30, 2011 are summarized in the table below:

Floating Price
Agreement Type	Remaining Term	Quantity	Fixed Price Counterparty Payer	Nytis LLC Payer
Swap	10/11 - 4/12	10,000 MMBtu/month	$5.25/ MMBtu	(a)
Swap	10/11 - 12/11	10,000 MMBtu/month	$4.80/ MMBtu	(a)
Swap	1/12 - 12/12	10,000 MMBtu/month	$5.07/ MMBtu	(a)

(a)          NYMEX Henry Hub Natural Gas futures contract for the respective delivery month.

For its swap instruments, the Company receives a fixed price for the hedged commodity and pays a floating price to the counterparty.  The fixed-price payment and the floating-price payment are netted, resulting in a net amount due to or from the counterparty.

The following table summarizes the fair value of the derivatives recorded in the consolidated balance sheets.  These derivative instruments are not designated as cash flow hedging instruments for accounting purposes:

(in thousands)	September 30, 2011	December 31, 2010
Natural gas derivative contracts:
Current assets	$218	$171
Current liabilities	$—	$—

The table below summarizes the realized and unrealized gains and losses related to the Company’s derivative instruments for the three and nine months ended September 30, 2011 and 2010.  These realized and unrealized gains and losses are recorded and included in commodity derivative gain in the accompanying consolidated statements of operations.

	Three Months Ended September 30,		Nine Months Ended September 30,
(in thousands)	2011	2010	2011	2010
Commodity derivative contracts:
Realized gains	$50	$148	$234	$266
Unrealized gains	106	143	47	436

Total realized and unrealized gains, net	$156	$291	$281	$702

Realized gains are included in cash flows from operating activities in the Company’s consolidated statements of cash flows.

The counterparty in all of the Company’s derivative instruments is the lender in the Company’s bank credit facility; accordingly, the Company is not required to post collateral since the bank is secured by the Company’s oil and gas assets.

Due to the volatility of natural gas prices, the estimated fair values of the Company’s derivatives are subject to large fluctuations from period to period.

Note 11 — Physical Delivery Contracts and Gas Derivatives

The Company has historically used commodity-based derivative contracts to manage exposures to commodity price on certain of its gas production.  The Company does not hold or issue derivative financial instruments for speculative or trading purposes.  Nytis also enters into gas physical delivery contracts to effectively provide gas price hedges.  Because these contracts are not expected to be net cash settled, they are considered to be normal sales contracts and not derivatives.  Therefore, these contracts are not recorded at fair value in the consolidated financial statements.

The Company has fixed price contracts requiring physical deliveries for approximately 90 Mcf per day for an average sales price of $5.26 per Mcf, which are on a month to month basis.

At December 31, 2010, other than the above mentioned contracts, the Company’s other gas sales contracts approximate index prices.

The Company’s swap agreements as of December 31, 2010 are summarized in the table below:

Agreement	Remaining		Fixed Price	Floating Price
Type	Term	Quantity	Counterparty Payer	Nytis Payer
Swap	1/11 – 5/11	10,000 MMBtu/month	$6.03/ MMBtu	(a)
Swap	1/11 - 4/12	10,000 MMBtu/month	$5.25/ MMBtu	(a)

(a)          NYMEX Henry Hub Natural Gas futures contract for the respective delivery month.

For its swap instruments, the Company receives a fixed price for the hedged commodity and pays a floating price to the counterparty.  The fixed-price payment and the floating-price payment are netted, resulting in a net amount due to or from the counterparty.

The following table summarizes the fair value of the derivatives recorded in the consolidated balance sheets.  These derivative instruments are not designated as cash flow hedging instruments for accounting purposes:

	December 31, 2010	December 31, 2009
Natural gas derivative contracts:
Current assets	$171,000	$—
Current liabilities	$—	$124,000

The table below summarizes the realized and unrealized gains and losses related to the Company’s derivative instruments for the years ended December 31, 2010 and 2009.  These realized and unrealized gains and losses are recorded and included in commodity derivative gain in the accompanying consolidated statements of operations.

	December 31, 2010	December 31, 2009
Commodity derivative contracts:
Realized gains	$397,000	$469,000
Unrealized gains (losses)	295,000	(242,000)

Total realized and unrealized gains, net	$692,000	$227,000

Realized gains are included in cash flows from operating activities in the Company’s consolidated statements of cash flows.

The counterparty in all of the Company’s derivative instruments is the lender in the Company’s bank credit facility; accordingly, the Company is not required to post collateral since the bank is secured by the Company’s oil and gas assets.

Due to the volatility of natural gas prices, the estimated fair values of the Company’s derivatives are subject to large fluctuations from period to period.